INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
Schedule of intangible assets

	2015	2016
	RMB	RMB
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	878,529,857	1,815,034,491
Technology	447,515,717	696,499,639
Customer relationship	96,942,578	101,042,578
Non-compete agreements	11,479,610	11,479,610
Cross-border travel agency license	1,117,277	1,117,277
Others	17,990,000	17,990,000
Intangible assets not subject to amortization
Trade mark	9,631,703,672	11,613,475,256
Others	21,936,321	22,140,607

	11,107,215,032	14,278,779,458

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(34,848,999)	(175,130,119)
Technology	(15,566,396)	(110,511,387)
Customer relationship	(31,250,912)	(49,086,468)
Non-compete agreements	(11,479,610)	(11,479,610)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	(5,036,667)	(6,684,666)

	(99,299,861)	(354,009,527)

Net book value
Intangible assets to be amortized
Business Relationship	843,680,858	1,639,904,372
Technology	431,949,321	585,988,252
Customer relationship	65,691,666	51,956,110
Non-compete agreements	—	—
Cross-border travel agency license	—	—
Others	12,953,333	11,305,334
Intangible assets not subject to amortization
Trade mark	9,631,703,672	11,613,475,256
Others	21,936,321	22,140,607

	11,007,915,171	13,924,769,931

Schedule of useful lives of finite-lived intangible assets
Customer relationship	3-10 years
Business Relationship	5-10 years
Technology	5-6 years
Non-compete agreements	5 years
Cross-border travel agency license	8 years

Schedule of future estimated amortization expense finite-lived intangible assets
Amortization
RMB

2017	386,006,256
2018	385,701,422
2019	379,498,256
2020	362,549,757
2021	205,505,894

1,719,261,585